Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	On March 21, 2024, International Flavors & Fragrances Inc. (the “Company”) filed with the Securities and Exchange Commission its Definitive Proxy Statement and related Proxy Card for the 2024 Annual Meeting of Shareholders to be held on May 1, 2024 (the “Proxy Statement”). This Amendment No. 1 to the Proxy Statement amends and restates in its entirety the Proxy Statement for the purpose of including (i) the required Inline eXtensible Business Reporting Language, or inline XBRL, data tagging over the pay versus performance disclosures, required pursuant to Item 402(v) of Regulation S-K and beginning on page 101 herein under the heading “Pay versus Performance (“PVP”)”, which was inadvertently omitted from the Proxy Statement due to a processing error and (ii) additional information with respect to the Company’s finding that no recovery was determined to be required pursuant to the Company’s Policy for the Recovery of Erroneously Awarded Compensation. Except as specifically amended herein, there are no other modifications or updates to any disclosures presented in the Proxy Statement. The section titled “Clawback Policies” on page 67 of the Proxy Statement is amended and restated in its entirety as follows: All compensation under our 2015 Stock Award and Incentive Plan and our 2021 Stock Award and Incentive Plan, including AIP, LTIP, ECP and other cash and equity awards, as well as payments made under our ESP, is subject to clawback pursuant to the terms of each Stock Award and Incentive Plan. The triggers for recovery of compensation under our compensation recoupment and clawback policies include: •accounting restatements; •financial misstatements (without regard to fault); •an employee’s willful misconduct; •violation of a Company policy that is materially detrimental to our Company; and •an employee’s violation of non-competition, non-solicitation, confidentiality or similar covenants. In addition to the clawback policy described above, in November 2023, the Human Capital & Compensation Committee adopted a Policy for the Recovery of Erroneously Awarded Compensation (the “Clawback Policy”), with an effective date of October 2, 2023, in order to comply with the final clawback rules adopted by the Securities and Exchange Commission under Section 10D and Rule 10D-1 of the Securities Exchange Act of 1934, as amended, and the associated listing standards, as set forth in Section 303A.14 of the New York Stock Exchange Listed Company. The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation from current and former executive officers of the Company (“Covered Officers”) in the event that the Company is required to prepare an accounting restatement. The recovery of such compensation under the Clawback Policy applies regardless of whether a Covered Officer engaged in misconduct or otherwise caused or contributed to the requirement of an accounting restatement. The foregoing summary of the Clawback Policy does not purport to be complete and is qualified in its entirety by reference to the full text of the Clawback Policy. As disclosed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed on February 28, 2024, and more fully described therein, the Company revised its Operating lease right-of-use assets, Operating lease liabilities, Goodwill and Deferred income tax liabilities on its Consolidated Balance Sheets as of December 31, 2022, reflecting certain errors that were not previously reflected in the Company’s consolidated financial statements. The Company also corrected an error related to the fair value of derivative assets and liabilities of cross currency swaps, adjusted the disclosure of its total receivables factored for the years ended December 31, 2022 and 2021 and adjusted the outstanding principal amounts of receivables as of December 31, 2022 (collectively, the “restatements”). In accordance with the Clawback Policy, the Company determined that the restatements did not affect any incentive-based compensation approved, awarded or granted to the Company’s current or former executive officers. As a result, no repayment was owed to the Company in connection with the restatements.
Entity Information [Line Items]
Entity Registrant Name	International Flavors & Fragrances Inc.
Entity Central Index Key	0000051253